Debt - Additional Information (Details) € in Thousands, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2023 EUR (€)
Debt Instrument [Line Items]
Term loan		$ 628,000		$ 628,000			€ 435,000
Debt Instrument, Repurchase Amount		27,906		27,906
Gain on debt repurchases	[1]	3,612	$ 2,992	7,952	$ 2,992
Line of credit		75,000		75,000		$ 75,000
Debt issuance costs		14,760		14,760		14,564
Future Repurchases, Face value		29,130		29,130
Voluntary prepayment					9,434
Interest expense		36,762	28,426	74,218	54,382
Line of Credit [Member]
Debt Instrument [Line Items]
Line of credit		75,000		75,000
Letter of Credit		112,486		$ 112,486		121,960
Credit facility utilization rate for debt covenants, percentage				40.00%
Secured Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Repurchase Amount		24,837	12,500	$ 24,837	12,500
Gain on debt repurchases		3,612	$ 2,992	7,952	2,992
Debt instrument issued		400,000		400,000			435,000
First Lien Term Loan
Debt Instrument [Line Items]
Aggregate debt amount, borrowed		1,018,000		1,018,000			710,000
Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal payment				5,095
Debt Instrument, Repurchase Amount		66,750		66,750
Line of Credit Facility, Amount Outstanding				27,641		$ 21,408
New Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal payment					$ 14,529
Senior Secure Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility available balance		305,000		305,000
USD Incremental Term Loan [Member]
Debt Instrument [Line Items]
Term loan		390,000		390,000
Debt issuance costs		$ 6,261		$ 6,261
EUR Incremental Term Loan [Member]
Debt Instrument [Line Items]
Term loan | €							€ 275,000
Letter of Credit [Member]
Debt Instrument [Line Items]
Credit facility utilization rate for debt covenants, percentage				40.00%
First lien debt ratio, description				First Lien Debt Ratio is not permitted to exceed 7.5 to 1.0.

[1]	Relates to gain on repurchases of the Company's debt (See Note 8). In the prior year, gain on debt repurchases was presented within "Other, net" and has been reclassified above for comparability and to conform to current year presentation.